Financial Instruments (Schedule of Notional Amount of Fair Value Hedges Outstanding) (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Notional Amount Of Derivatives Total [line items]
Foreign Currency Forward Contracts, Notional Amount	$ 71	$ 59